UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   11601 Wilshire Blvd., #2080
           Los Angeles, CA 90025
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Senior Managing Director
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                   Los Angeles, CA                    04/17/2008
----------------                   ---------------                    ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           77
                                         -----------
Form 13F Information Table Value Total:     $262,656
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
ABB LTD SPONSORED ADR                           000375204     8143  302500 SH       Sole             40150      0 262350
BP P L C SPONSORED ADR                          055622104      768   12664 SH       Sole                        0  12664
GLAXOSMITHKLINE PLC SPONSORED                   37733w105      263    6200 SH       Sole                        0   6200
ROYAL DUTCH SHELL CL A                          780259206      709   10272 SH       Sole                        0  10272
3M CO                          COM              88579Y101     6620   83641 SH       Sole             10600      0  73041
A T & T (Formerly SBC COMMUNI  COM              00206r102      238    6218 SH       Sole                        0   6218
ABBOTT LABORATORIES            COM              002824100      209    3792 SH       Sole                        0   3792
ALTRIA GROUP INC               COM              02209S103      577   26000 SH       Sole                        0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      541   12376 SH       Sole                        0  12376
AMERICAN INTERNATIONAL GROUP I COM              026874107      508   11757 SH       Sole                        0  11757
APPLE COMPUTER INC             COM              037833100      319    2225 SH       Sole                        0   2225
BANK OF AMERICA CORP           COM              060505104     5918  156099 SH       Sole             21450      0 134649
BAXTER INTERNATIONAL INC       COM              071813109      289    5000 SH       Sole                        0   5000
BERKSHIRE HATHAWAY INC CL B    COM              084670207      107      24 SH       Sole                 9      0     15
BION ENVIRONMENTAL TECHNOLOGIE COM              09061Q307       41   19500 SH       Sole                        0  19500
BLACKROCK GLOBAL FLG COM       COM              091941104      261   18000 SH       Sole                        0  18000
BRISTOL MYERS SQUIBB CO        COM              110122108      887   41646 SH       Sole                        0  41646
BURLINGTON NRTHN SANTA COM     COM              12189T104      219    2369 SH       Sole                        0   2369
CHEVRON CORP                   COM              166764100     8950  104846 SH       Sole             13850      0  90996
CISCO SYSTEMS INC              COM              17275R102     6277  260563 SH       Sole             27338      0 233225
CITIGROUP INC                  COM              172967101      605   28245 SH       Sole                        0  28245
CLARUS CORP DEL                COM              182707109      112   17400 SH       Sole                        0  17400
COCA COLA CO                   COM              191216100     9307  152899 SH       Sole             22425      0 130474
DEERE & CO COM                 COM              244199105     1354   16836 SH       Sole                        0  16836
DELL INC                       COM              24702R101     3733  187375 SH       Sole             32375      0 155000
DISNEY WALT CO                 COM              254687106     7383  235264 SH       Sole             25825      0 209439
DOW CHEMICAL CO                COM              260543103      318    8620 SH       Sole                        0   8620
DUKE ENERGY CORP FORMERLY DUKE COM              26441C105      196   10979 SH       Sole                        0  10979
E I DU PONT DE NEMOURS & CO    COM              263534109      210    4488 SH       Sole              2000      0   2488
EATON VANCE FLTNG RTE COM      COM              278279104      424   30000 SH       Sole                        0  30000
EMERSON ELECTRIC CO            COM              291011104      715   13900 SH       Sole                        0  13900
EQUITABLE RES INC COM          COM              294549100      412    7000 SH       Sole                        0   7000
EXXON MOBIL CORP               COM              30231G102    16895  199757 SH       Sole             19588      0 180169
GENENTECH INC COM NEW          COM              368710406      244    3000 SH       Sole                        0   3000
GENERAL ELECTRIC CO            COM              369604103    12487  337382 SH       Sole             36975      0 300407
GENERAL MILLS INC              COM              370334104      575    9600 SH       Sole                        0   9600
GOLDMAN SACHS GROUP INC        COM              38141G104     6242   37741 SH       Sole              5050      0  32691
HARTFORD FINANCIAL SERVICES GR COM              416515104      163    2148 SH       Sole                        0   2148
HONEYWELL INTL INC             COM              438516106     7539  133615 SH       Sole             18425      0 115190
INTEL CORP                     COM              458140100     5371  253576 SH       Sole             39500      0 214076
INTERNATIONAL BUSINESS MACHINE COM              459200101     1697   14737 SH       Sole                        0  14737
J P MORGAN CHASE AND CO        COM              46625H100     6814  158650 SH       Sole             21100      0 137550
JOHNSON AND JOHNSON CO         COM              478160104     8792  135527 SH       Sole             17350      0 118177
KRAFT FOODS INC CL A           COM              50075N104      558   17992 SH       Sole                        0  17992
MCCORMICK & CO INC NON-VOTING  COM              579780206     3915  105900 SH       Sole             20850      0  85050
MCDONALDS CORP                 COM              580135101     1338   24000 SH       Sole                        0  24000
MEDTRONIC INC                  COM              585055106     7133  147473 SH       Sole             21075      0 126398
MERCK AND CO INC               COM              589331107     8705  229386 SH       Sole             21975      0 207411
MFS GOVT MKTS INCM TR SH BEN I COM              552939100      102   15002 SH       Sole                        0  15002
MICROSOFT CORP                 COM              594918104    10622  374271 SH       Sole             44125      0 330146
NORTHERN TRUST CORP            COM              665859104     4281   64397 SH       Sole             10400      0  53997
PEPSICO INC                    COM              713448108     1248   17285 SH       Sole                        0  17285
PFIZER INC                     COM              717081103     6600  315326 SH       Sole             41450      0 273876
PHILIP MORRIS INTL INC COM     COM              718172109     1315   26000 SH       Sole                        0  26000
PROCTER AND GAMBLE CO          COM              742718109    10338  147541 SH       Sole             20604      0 126937
SCHERING PLOUGH CORP COM       COM              806605101     4901  340100 SH       Sole             44625      0 295475
SCHLUMBERGER LTD               COM              806857108     2224   25560 SH       Sole                        0  25560
SEALED AIR CORP NEW            COM              81211K100      639   25300 SH       Sole                        0  25300
TEXAS INSTRUMENTS INC          COM              882508104     4137  146339 SH       Sole             17025      0 129314
UNITED TECHNOLOGIES CORP       COM              913017109     7099  103149 SH       Sole             14025      0  89124
WAL MART STORES INC            COM              931142103      405    7684 SH       Sole              1500      0   6184
WARREN RES INC COM             COM              93564A100      261   22000 SH       Sole                        0  22000
WEYERHAEUSER CO                COM              962166104      293    4500 SH       Sole                        0   4500
WYETH COM                      COM              983024100      548   13120 SH       Sole                        0  13120
BARCLAYS BK PLC IP MSCI IND 36                  06739F291     6060   92004 SH       Sole             13565      0  78439
JAPAN INDEX FD (MSCI)                           464286848     5441  439842 SH       Sole             59280      0 380562
DOW JONES INDUSTRIAL INDEX (DI                  252787106     3790   30964 SH       Sole               786      0  30178
ENERGY SECTOR (SPDR)                            81369Y506      892   12044 SH       Sole               280      0  11764
HEALTHCARE SECTOR (SPDR)                        81369Y209     1721   55214 SH       Sole              1446      0  53768
ISHARES TR GLDM SCHS SEMI                       464287523      549   11085 SH       Sole               330      0  10755
ISHARES TR NASDAQ BIOTECH INDX                  464287556     4312   56875 SH       Sole              7295      0  49580
OIL SVC HOLDRS TR DEPOSITARY R                  678002106     8040   45474 SH       Sole              7000      0  38474
POWERSHARES ETF TRUST DYN EN E                  73935x658     6616  273837 SH       Sole             40410      0 233427
POWERSHARES ETF TRUST DYN OIL                   73935X625      201    7675 SH       Sole                        0   7675
POWERSHARES ETF TRUST WATER RE                  73935X575     5488  285237 SH       Sole             36830      0 248407
POWERSHARES     TR SER 1                        73935a104      717   16410 SH       Sole              4100      0  12310
STANDARD & POORS 500 INDEX (SP                  78462F103     8735   66192 SH       Sole              1781      0  64411